Related Parties (Details) - USD ($)			1 Months Ended			6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Jul. 15, 2022	Mar. 01, 2021	Aug. 23, 2022	Oct. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Aug. 31, 2022	Jun. 21, 2022	May 02, 2022
Related Parties (Details) [Line Items]
Outstanding promissory note									$ 0
Warrants price per share								$ 11.5	1
Shares subject to forfeiture (in Shares)					45,000
Other expenses							$ 10,000
Sponsor loaned											$ 400,000	$ 400,000
Board loaned	$ 100,000		$ 200,000
Outstanding under the working capital loans								1,100,000	0
Carrying value								937,193
Aggregate value										$ 1,070,000
Business Combination [Member]
Related Parties (Details) [Line Items]
Convertible notes								1,500,000	1,500,000
Sponsor [Member]
Related Parties (Details) [Line Items]
Monthly fee for general and administrative services								10,000	10,000
Other services								$ 90,000	$ 40,000
Founder Shares [Member]
Related Parties (Details) [Line Items]
Sponsor received shares of common stock (in Shares)		4,312,500
Common stock value		$ 25,000
Sponsor contributed an aggregate founder shares (in Shares)						1,437,500
Aggregate shares (in Shares)				2,675,000	45,000
Shares subject to forfeiture (in Shares)				200,000					200,000
Issued and outstanding shares of common stock (in Shares)									2,675,000
Promissory Note [Member]
Related Parties (Details) [Line Items]
Aggregate principal amount		$ 150,000